Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 36,459	$ 55,055
Short-term investments	490,566	290,649
Receivables:
Trade	328,015	419,598
Due from affiliates	201,870	145,041
Other	116,041	99,597
Gross receivables	645,926	664,236
Allowance for doubtful accounts	(11,961)	(12,832)
Net receivables	633,965	651,404
Inventories	736,302	698,998
Deferred income taxes	45,647	23,449
Other current assets	110,053	134,394
Total current assets	2,052,992	1,853,949
Net property, plant and equipment	846,757	863,573
Investments in and advances to affiliates	523,063	406,900
Notes receivable from affiliates	197,270	180,386
Goodwill	14,846	43,218
Other intangible assets, net	3,872	18,997
Other assets	38,520	51,025
Total Assets	3,677,320	3,418,048
Current liabilities:
Notes payable to banks	75,524	67,699
Current maturities of long-term debt		11,697
Accounts payable	181,686	186,468
Payables due to affiliates	32,532	13,774
Accrued compensation and benefits	126,513	127,212
Deferred revenue	51,158	46,192
Accrued voyage costs	45,092	49,621
Accrued commodity inventory	29,532	29,248
Other current liabilities	92,795	83,416
Total current liabilities	634,832	615,327
Long-term debt, less current maturities		80,480
Accrued pension liability	135,673	80,918
Deferred income taxes	95,538	73,336
Other liabilities and deferred credits	91,004	88,017
Total non-current liabilities	322,215	322,751
Commitments and contingent liabilities
Stockholders' equity:
Common stock of $1 par value. Authorized 1,250,000 shares; issued and outstanding 1,170,550 and 1,188,955 shares	1,171	1,189
Accumulated other comprehensive loss	(252,637)	(181,797)
Retained earnings	2,967,364	2,655,857
Total Seaboard stockholders' equity	2,715,898	2,475,249
Noncontrolling interests	4,375	4,721
Total equity	2,720,273	2,479,970
Total Liabilities and Stockholders' Equity	$ 3,677,320	$ 3,418,048